                          GOVERNMENT & AGENCY PORTFOLIO
                              CASH MANAGEMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                          GOVERNMENT & AGENCY PORTFOLIO
                               INSTITUTIONAL CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                          GOVERNMENT & AGENCY PORTFOLIO
                            PERSONAL INVESTMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                          GOVERNMENT & AGENCY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                          GOVERNMENT & AGENCY PORTFOLIO
                                  RESERVE CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                          GOVERNMENT & AGENCY PORTFOLIO
                                 RESOURCE CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                          GOVERNMENT & AGENCY PORTFOLIO
                                   SWEEP CLASS

                          Supplement dated July 1, 2002
                     to the Prospectus dated January 2, 2002
                          as supplemented March 5, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, and other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following new sentence is added after the second sentence in the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds."

The following information replaces in its entirety the fifth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                        GOVERNMENT TAXADVANTAGE PORTFOLIO
                              CASH MANAGEMENT CLASS

                        Supplement dated July 1, 2002 to
                    to the Prospectus dated January 2, 2002,
                 as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph of page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                   GOVERNMENT TAXADVANTAGE PORTFOLIO
                          INSTITUTIONAL CLASS

                   Supplement dated July 1, 2002 to
               to the Prospectus dated January 2, 2002,
            as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                   GOVERNMENT TAXADVANTAGE PORTFOLIO
                       PERSONAL INVESTMENT CLASS

                   Supplement dated July 1, 2002 to
               to the Prospectus dated January 2, 2002,
            as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                   GOVERNMENT TAXADVANTAGE PORTFOLIO
                       PRIVATE INVESTMENT CLASS

                   Supplement dated July 1, 2002 to
               to the Prospectus dated January 2, 2002,
            as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                   GOVERNMENT TAXADVANTAGE PORTFOLIO
                             RESERVE CLASS

                   Supplement dated July 1, 2002 to
               to the Prospectus dated January 2, 2002,
            as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                   GOVERNMENT TAXADVANTAGE PORTFOLIO
                            RESOURCE CLASS

                   Supplement dated July 1, 2002 to
               to the Prospectus dated January 2, 2002,
            as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                   GOVERNMENT TAXADVANTAGE PORTFOLIO
                              SWEEP CLASS

                   Supplement dated July 1, 2002 to
               to the Prospectus dated January 2, 2002,
            as supplemented March 5, 2002 and May 29, 2002


This supplement supercedes and replaces in its entirety the supplements dated March 5, 2002 and May 29, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic regions. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies and instrumentalities (agency securities). In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. Agency securities may be supported by:

                  -        the full faith and credit of the U.S.
                           Treasury;
                  - the right of the issuer to borrow from the U.S. Treasury;
                  -        the discretionary authority of the U.S.
                           government to purchase certain obligations of the agency or instrumentality; or
                  -        the credit of the agency or instrumentality."

The following sentence is added as the last sentence of the third paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "For cash management purposes, the fund may hold a portion of its assets in cash."

The following paragraph is added after the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances, such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash. As a result, the fund may not achieve its investment objective."

The following paragraph is added after the first paragraph on page 4 under the heading "OTHER INFORMATION-SUITABILITY FOR INVESTORS":

         "Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7),107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155."

                               TREASURY PORTFOLIO
                             CASH MANAGEMENT CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                               TREASURY PORTFOLIO
                              INSTITUTIONAL CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                               TREASURY PORTFOLIO
                           PERSONAL INVESTMENT CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                               TREASURY PORTFOLIO
                            PRIVATE INVESTMENT CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                               TREASURY PORTFOLIO
                                 RESERVE CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                               TREASURY PORTFOLIO
                                 RESOURCE CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                               TREASURY PORTFOLIO
                                  SWEEP CLASS

                         Supplement dated July 1, 2002
                    to the Prospectus dated January 2, 2002
                         as supplemented March 5, 2002

This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds that have names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the new rule, the Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement.

The following information replaces in its entirety the second paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund attempts to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. In complying with this 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments. The fund will maintain a weighted average maturity of 90 days or less. The fund invests in compliance with the Rule 2a-7 under the Investment Company Act of 1940. For cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents."

The following information replaces in its entirety the fourth paragraph on page 1 under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or cash equivalents. As a result, the fund may not achieve its investment objective."

                         GOVERNMENT & AGENCY PORTFOLIO

                             CASH MANAGEMENT CLASS
                              INSTITUTIONAL CLASS
                           PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                 RESERVE CLASS
                                 RESOURCE CLASS
                                  SWEEP CLASS


                         Supplement dated July 1, 2002
        to the Statement of Additional Information dated January 2, 2002 as supplemented March 5, 2002 and May 1, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the Government & Agency Portfolio has approved the following new non-fundamental policy:

         "The Government & Agency Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The change noted above becomes effective July 1, 2002.

                       GOVERNMENT TAXADVANTAGE PORTFOLIO

                             CASH MANAGEMENT CLASS
                              INSTITUTIONAL CLASS
                           PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                 RESERVE CLASS
                                 RESOURCE CLASS
                                  SWEEP CLASS

                         Supplement dated July 1, 2002
        to the Statement of Additional Information dated January 2, 2002 as supplemented March 5, 2002 and May 1, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the Government TaxAdvantage Portfolio has approved the following new non-fundamental policy:

         "The Government TaxAdvantage Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The change noted above becomes effective July 1, 2002.

                               TREASURY PORTFOLIO

                             CASH MANAGEMENT CLASS
                              INSTITUTIONAL CLASS
                           PERSONAL INVESTMENT CLASS
                            PRIVATE INVESTMENT CLASS
                                 RESERVE CLASS
                                 RESOURCE CLASS
                                  SWEEP CLASS


                         Supplement dated July 1, 2002
        to the Statement of Additional Information dated January 2, 2002 as supplemented March 5, 2002 and May 1, 2002


This supplement supercedes and replaces in its entirety the supplement dated March 5, 2002.

The Securities and Exchange Commission ("SEC") has adopted a rule that generally requires mutual funds with names suggesting a focus in a particular type of investment, industry or geographic region to invest at least 80% of their assets in such investment, industry or geographic region. In accordance with the requirements of this new SEC rule and the underlying statutory purposes of the rule, the Board of Trustees of the Treasury Portfolio has approved the following new non-fundamental policy:

         "The Treasury Portfolio normally invests at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions."


The change noted above becomes effective July 1, 2002.